OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: August 31, 2011

                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-22066
                                   ---------


                    CORNERSTONE PROGRESSIVE TOTAL RETURN FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


   260 MADISON AVENUE, 8th FLOOR          NEW YORK, NEW YORK             10016
--------------------------------------------------------------------------------
              (Address of principal executive offices)                (Zip code)


                                Frank J. Maresca


ULTIMUS FUND SOLUTIONS, LLC,  260 MADISON AVENUE, 8th FLOOR   NEW YORK, NY 10016
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (646) 881-4985
                                                     ---------------


Date of fiscal year end:       DECEMBER 31, 2010
                          -------------------------


Date of reporting period:       JUNE 30, 2010
                          -------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


======================================================


TRUSTEES AND CORPORATE OFFICERS
Ralph W. Bradshaw            Chairman of the Board of
                               Trustees and President
Thomas H. Lenagh             Trustee
Edwin Meese III              Trustee
Scott B. Rogers              Trustee
Andrew A. Strauss            Trustee
Glenn W. Wilcox, Sr.         Trustee
Gary A. Bentz                Chief Compliance Officer,
                               Secretary, and
                               Assistant Treasurer
Frank J. Maresca             Treasurer

                             STOCK TRANSFER AGENT
INVESTMENT MANAGER             AND REGISTRAR
Cornerstone Advisors, Inc.   American Stock Transfer &
1075 Hendersonville Road       Trust Co.
Suite 250                    59 Maiden Lane
Asheville, NC 28803          New York, NY 10038

                             INDEPENDENT REGISTERED
ADMINISTRATOR                  PUBLIC ACCOUNTING FIRM
Ultimus Fund Solutions, LLC  Tait, Weller & Baker LLP
260 Madison Avenue           1818 Market Street
8th Floor                    Suite 2400
New York, NY 10016           Philadelphia, PA 19103

CUSTODIAN                    LEGAL COUNSEL
JPMorgan Chase Bank, N.A.    Blank Rome LLP
14201 North Dallas Pkwy.     405 Lexington Avenue
Second Floor                 New York, NY 10174
Dallas, TX 75254

EXECUTIVE OFFICES
260 Madison Avenue
8th Floor
New York, NY 10016

For shareholder inquiries, registered
shareholders should call (800) 937-5449. For general inquiries, please call (513) 326-3597.


                      CFP
                     LISTED
                      NYSE
                    AMEX(TM)

================================================================================

                            CORNERSTONE PROGRESSIVE
                                  RETURN FUND















                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2010


================================================================================

CONTENTS

Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            5

Statement of Operations                                                        6

Statement of Changes in Net Assets                                             7

Financial Highlights                                                           8

Notes to Financial Statements                                                  9

Results of Annual Meeting of Shareholders                                     15

Investment Management Agreement Approval Disclosure                           16

Description of Dividend Reinvestment Plan                                     17

Proxy Voting and Portfolio Holdings Information                               19

Privacy Policy Notice                                                         19

Summary of General Information                                                20

Shareholder Information                                                       20




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

PORTFOLIO SUMMARY - AS OF JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION
                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Closed-end Funds                                                          90.1
--------------------------------------------------------------------------------
Information Technology                                                     2.0
--------------------------------------------------------------------------------
Consumer Staples                                                           1.3
--------------------------------------------------------------------------------
Industrials                                                                1.2
--------------------------------------------------------------------------------
Healthcare                                                                 1.1
--------------------------------------------------------------------------------
Financials                                                                 0.8
--------------------------------------------------------------------------------
Consumer Discretionary                                                     0.6
--------------------------------------------------------------------------------
Energy                                                                     0.5
--------------------------------------------------------------------------------
Materials                                                                  0.2
--------------------------------------------------------------------------------
Other                                                                      2.2
--------------------------------------------------------------------------------



TOP TEN HOLDINGS, BY ISSUER
                                                                      Percent of
           Holding                                        Sector      Net Assets
--------------------------------------------------------------------------------
 1. Royce Value Trust, Inc.                          Closed-end Funds    7.6
--------------------------------------------------------------------------------
 2. Cohen & Steers Infrastructure Fund, Inc.         Closed-end Funds    4.7
--------------------------------------------------------------------------------
 3. AllianceBernstein Income Fund                    Closed-end Funds    4.6
--------------------------------------------------------------------------------
 4. Cohen & Steers Quality Income Realty Fund, Inc.  Closed-end Funds    4.5
--------------------------------------------------------------------------------
 5. Calamos Strategic Total Return Fund              Closed-end Funds    4.4
--------------------------------------------------------------------------------
 6. Dow 30 Enhanced Premium & Income Fund, Inc.      Closed-end Funds    3.3
--------------------------------------------------------------------------------
 7. Templeton Dragon Fund, Inc.                      Closed-end Funds    3.2
--------------------------------------------------------------------------------
 8. H&Q Healthcare Investors                         Closed-end Funds    3.1
--------------------------------------------------------------------------------
 9. Tri-Continental Corporation                      Closed-end Funds    3.1
--------------------------------------------------------------------------------
10. Morgan Stanley India Investment Fund, Inc.       Closed-end Funds    3.0
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                               1


--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        No. of
Description                                             Shares          Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 97.64%
 CLOSED-END FUNDS - 90.11%
 CONVERTIBLE SECURITIES - 0.17%
  Total Convertible Securities (a)                                $      81,900
                                                                  -------------
CORE - 19.80%
 Adams Express Company (The) (b)                        141,606       1,278,702
 Blue Chip Value Fund                                   151,350         429,834
 Gabelli Equity Trust, Inc.                             318,000       1,427,820
 Royce Micro-Cap Trust, Inc.                            146,356       1,074,253
 Royce Value Trust, Inc.                                351,402       3,714,319
 Source Capital, Inc.                                     5,800         243,716
 Tri-Continental Corporation                            138,534       1,505,864
                                                                  -------------
                                                                      9,674,508
                                                                  -------------
CORPORATE DEBT FUNDS BBB-RATED -- 5.60%
 AllianceBernstein Income Fund                          275,300       2,240,942
 Blackrock Enhanced Government Fund, Inc.                20,400         342,108
 Other Corporate Debt Funds
 BBB-Rated (a)                                                          152,895
                                                                  -------------
                                                                      2,735,945
                                                                  -------------
DEVELOPED MARKET - 1.19%
 Morgan Stanley Asia Pacific Fund, Inc.                  16,584         225,211
 Other Developed Market (a)                                             359,560
                                                                  -------------
                                                                        584,771
                                                                  -------------
EMERGING MARKETS - 8.23%
Aberdeen Emerging Markets
  Telecommunications Fund, Inc.                          13,400         211,720
 Morgan Stanley India Investment Fund, Inc.              65,400       1,449,264
 Templeton Dragon Fund, Inc.                             64,000       1,574,400
 Templeton Russia & East European Fund, Inc.             31,800         527,244
 Other Emerging Markets (a)                                             258,484
                                                                  -------------
                                                                      4,021,112
                                                                  -------------


                                                        No. of
Description                                             Shares          Value
--------------------------------------------------------------------------------
GLOBAL INCOME - 0.65%
 Evergreen International Balanced Income Fund            25,074   $     316,685
                                                                  -------------

HIGH CURRENT YIELD (LEVERAGED) - 1.73%
 First Trust Strategic High Income Fund                  71,216         218,633
 First Trust Strategic High Income Fund II               51,700         226,446
 Other High Current Yield (Leveraged) (a)                               402,225
                                                                  -------------
                                                                        847,304
                                                                  -------------
INCOME & PREFERRED STOCK - 9.46%
 BlackRock Preferred Opportunity Trust                   44,800         459,648
 Calamos Strategic Total Return Fund                    279,538       2,152,443
 John Hancock Preferred Income Fund                      30,100         521,934
 John Hancock Preferred Income Fund II                   13,079         227,444
 Preferred Income Strategies Fund                        89,831         883,039
 Other Income & Preferred Stock (a)                                     372,476
                                                                  -------------
                                                                      4,616,984
                                                                  -------------
LOAN PARTICIPATION - 0.23%
 Total Loan Participation (a)                                           112,959
                                                                  -------------

OPTION ARBITRAGE/OPTIONS STRATEGIES - 6.86%
 BlackRock International Growth & Income Trust           36,100         316,958
 Dow 30 Enhanced Premium & Income Fund, Inc.            164,900       1,604,477
 Dow 30 Premium & Dividend Income Fund, Inc.             40,800         533,256
 Nasdaq Premium Income & Growth Fund, Inc.               72,872         869,363
 Other Option Arbitrage/Options Strategies (a)                           27,945
                                                                  -------------
                                                                      3,351,999
                                                                  -------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

2


--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

                                                        No. of
Description                                             Shares          Value
--------------------------------------------------------------------------------
PACIFIC EX JAPAN - 8.83%
 China Fund, Inc. (The)                                  41,900   $   1,095,685
 Greater China Fund, Inc. (The)                         116,947       1,267,705
 Taiwan Fund, Inc.                                       59,700         785,055
 Thai Fund, Inc. (The)                                   69,120         651,110
 Other Pacific Ex Japan (a)                                             519,630
                                                                  -------------
                                                                      4,319,185
                                                                  -------------
REAL ESTATE - 8.52%
 Alpine Global Premier Properties Fund                   56,200         302,918
 Cohen & Steers Quality
 Income Realty Fund, Inc.                               346,100       2,190,813
 Cohen & Steers REIT &
  Preferred Income Fund, Inc.                           128,271       1,354,542
 LMP Real Estate Income Fund, Inc.                       26,100         215,064
 Other Real Estate (a)                                                  102,479
                                                                  -------------
                                                                      4,165,816
                                                                  -------------
SECTOR EQUITY - 12.64%
 Cohen & Steers Infrastructure Fund, Inc.               182,500       2,308,625
 Evergreen Utilities & High Income Fund                  53,900         558,404
 H&Q Healthcare Investors                               140,489       1,536,950
 H&Q Life Sciences Investors                             70,180         616,180
 Macquarie Global Infrastructure
  Total Return Fund, Inc.                                55,934         735,532
 Petroleum & Resources Corporation (b)                   21,000         419,370
                                                                  -------------
                                                                      6,175,061
                                                                  -------------
U.S. MORTGAGE - 2.28%
 BlackRock Income Trust, Inc.                           110,467         746,757
 First Trust/FIDAC Mortgage Income Fund                  20,031         366,968
                                                                  -------------
                                                                      1,113,725
                                                                  -------------

                                                         No. of
Description                                             Shares          Value
--------------------------------------------------------------------------------
VALUE - 3.92%
 Claymore Dividend & Income Fund                         30,200   $     361,192
 Gabelli Dividend & Income Trust                        104,250       1,251,000
 Royce Focus Trust, Inc.                                 53,014         304,300
                                                                      1,916,492
                                                                  -------------
TOTAL CLOSED-END FUNDS                                               44,034,446
                                                                  -------------

CONSUMER DISCRETIONARY - 0.55%
 Other Consumer Discretionary (a)                                       266,788
                                                                  -------------

CONSUMER STAPLES - 1.29%
 Procter & Gamble Company (The)                           5,233         313,875
 Other Consumer Staples (a)                                             317,313
                                                                  -------------
                                                                        631,188
                                                                  -------------
ENERGY - 0.52%
 Exxon Mobil Corporation                                  4,475         255,388
                                                                  -------------

FINANCIALS - 0.76%
 Other Financials (a)                                                   371,734
                                                                  -------------

HEALTHCARE - 1.12%
 Johnson & Johnson                                        4,000         236,240
 Other Health Care (a)                                                  311,670
                                                                  -------------
                                                                        547,910
                                                                  -------------
INDUSTRIALS - 1.18%
 Other Industrials (a)                                                  574,693
                                                                  -------------

INFORMATION TECHNOLOGY - 1.97%
 Cisco Systems, Inc. *                                   18,470         393,596
 Google, Inc. - Class A *                                   532         236,713
 Other Information Technology (a)                                       333,431
                                                                  -------------
                                                                        963,740
                                                                  -------------


--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

                                                                               3


--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED), (CONCLUDED)
--------------------------------------------------------------------------------

                                                        No. of
Description                                             Shares          Value
--------------------------------------------------------------------------------

MATERIALS - 0.14%
 Total Materials (a)                                              $      66,167
                                                                  -------------

TOTAL EQUITY SECURITIES
 (cost - $49,013,988)                                                47,712,054
                                                                  -------------

SHORT-TERM INVESTMENT - 2.54%
 MONEY MARKET FUND - 2.54%
 JPMorgan U.S. Government Money Market Fund
  (cost - $ 1,242,075)                                1,242,075       1,242,075
                                                                  -------------

TOTAL INVESTMENTS - 100.18%
 (cost - $50,256,063)                                                48,954,129
                                                                  -------------

LIABILITIES IN EXCESS OF
 OTHER ASSETS - (0.18)%                                                 (88,850)
                                                                  -------------

NET ASSETS - 100.00%                                              $  48,865,279
                                                                  =============

--------

   (a) Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2010.

   (b) Affiliated investment. The Fund holds 2.62% and 0.86% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A trustee of the Fund also serves as a director to such companies. During the six months ended June 30, 2010 there were no purchases or sales of either of these securities other than the purchase of an additional 17,000 shares of Petroleum & Resources Corporation with a cost of $412,311.

   *    Non-income producing security.


--------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
Investments, at value
 Unaffiliated issuers (cost - $48,514,780)                         $ 47,040,816
 Affiliated issuer (cost - $ 1,741,283)                               1,913,313
                                                                   ------------
 Total investments (cost - $50,256,063)                              48,954,129
                                                                   ------------
Receivables:
 Dividends                                                               12,930
Prepaid expenses                                                          4,893
                                                                   ------------
Total Assets                                                         48,971,952
                                                                   ------------

LIABILITIES
Payables:
 Investment management fees                                              41,435
 Trustees' fees                                                          19,394
 Other accrued expenses                                                  45,844
                                                                   ------------
Total Liabilities                                                       106,673
                                                                   ------------

NET ASSETS (applicable to 9,361,179 shares of
 common stock outstanding; unlimited shares authorized)            $ 48,865,279
                                                                   ============

NET ASSET VALUE PER SHARE ($48,865,279 (DIV) 9,361,179)                  $ 5.22
                                                                         ======

NET ASSETS CONSISTS OF
Paid-in capital                                                    $ 85,287,137
Accumulated net realized loss on investments                        (35,119,924)
Net unrealized depreciation in value of investments                  (1,301,934)
                                                                   ------------
Net assets applicable to shares outstanding                        $ 48,865,279
                                                                   ============


--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               5


--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
Income:
 Dividends (including $9,580 earned from affiliated issuers)       $  1,087,235
 Securities lending                                                         323
                                                                   ------------
 Total Investment Income                                              1,087,558
                                                                   ------------

Expenses:
 Investment management fees                                             272,671
 Trustees' fees                                                          39,522
 Administration fees                                                     27,717
 Legal and audit fees                                                    23,909
 Accounting fees                                                         19,715
 Printing                                                                19,291
 Custodian fees                                                           8,927
 Transfer agent fees                                                      7,439
 Stock exchange listing fees                                              5,456
 Insurance                                                                4,536
 Miscellaneous                                                            3,034
                                                                   ------------
 Total Expenses                                                         432,217
 Less: Fees paid indirectly                                             (35,548)
                                                                   ------------
  Net Expenses                                                          396,669
                                                                   ------------
 Net Investment Income                                                  690,889
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from unaffiliated investments                       4,543,531
Capital gain distributions from regulated investment companies          205,784
Net change in unrealized appreciation in value of investments        (6,769,614)
                                                                   ------------
Net realized and unrealized loss on investments                      (2,020,299)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (1,329,410)
                                                                   ============


--------------------------------------------------------------------------------
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       For the Six
                                                       Months Ended
                                                      June 30, 2010  For the Year Ended
                                                       (Unaudited)    December 31, 2009
                                                      -------------  ------------------
INCREASE/(DECREASE) IN NET ASSETS

Operations:
 Net investment income                                 $   690,889     $  1,477,832
 Net realized gain/(loss) from investments               4,749,315      (20,263,956)
 Net change in unrealized appreciation/(depreciation)
  in value of investments                               (6,769,614)      33,599,505
                                                       -----------     ------------

  Net increase/(decrease) in net assets
   resulting from operations                            (1,329,410)      14,813,381
                                                       -----------     ------------

Dividends and distributions to shareholders:
 Net investment income                                    (690,889)      (1,477,832)
 Return-of-capital                                      (7,950,733)     (21,498,436)
                                                       -----------     ------------

  Total dividends and distributions to shareholders     (8,641,622)     (22,976,268)
                                                       -----------     ------------

Transactions in common shares of beneficial interest:
 Proceeds from 14,153 and 10,294 shares newly issued
  in reinvestment of distributions, respectively            97,919           90,582
                                                       -----------     ------------

  Total decrease in net assets                          (9,873,113)      (8,072,305)
                                                       -----------     ------------
NET ASSETS
Beginning of period                                     58,738,392       66,810,697
                                                       -----------     ------------

End of period                                          $48,865,279     $ 58,738,392
                                                       ===========     ============

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                              For the Six                            For the Six
                                              Months Ended   For the Years Ended  September 10, 2007*
                                             June 30, 2010      December 31,         through
PER SHARE OPERATING                           (Unaudited)      2009      2008       December 31, 2007
                                             -------------   -------------------  -------------------

PERFORMANCE
Net asset value, beginning of period           $  6.28       $  7.16   $ 14.10      $  14.96^
                                               -------       -------   -------      --------

Net investment income #                           0.08          0.16      0.16          0.06
Net realized and unrealized gain/(loss) on
 investments                                     (0.22)         1.42     (4.64)        (0.35)
                                               -------       -------   -------      --------
Net increase/(decrease) in net assets
 resulting from operations                       (0.14)         1.58     (4.48)        (0.29)
                                               -------       -------   -------      --------

Dividends and distributions to shareholders:
 Net investment income                           (0.08)        (0.16)    (0.16)        (0.06)
 Net realized capital gains                       --            --        --           (0.15)
 Return-of-capital                               (0.84)        (2.30)    (2.30)        (0.41)
                                               -------       -------   -------      --------

Total dividends and distributions to
 shareholders                                    (0.92)        (2.46)    (2.46)        (0.62)
                                               -------       -------   -------      --------

Capital stock transactions:
 Anti-dilutive effect due to issuance
  of common shares                                --            --        --            0.05
 Anti-dilutive effect due to shares issued in
  reinvestment of dividends and distributions     --+           --        --              --+
                                               -------       -------   -------      --------
Total capital stock transactions                  --            --        --            0.05
                                               -------       -------   -------      --------

Net asset value, end of period                 $  5.22       $  6.28   $  7.16      $  14.10
                                               =======       =======   =======      ========

Market value, end of period                    $  6.78       $  8.90   $  7.10      $  16.75
                                               =======       =======   =======      ========

Total investment return(a)                       (9.14)%(b)    65.40%   (47.53)%       16.02%(b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)          $48,865       $58,738   $66,811      $131,628
Ratio of expenses to average net assets,
 net of fee waivers, if any (c)(d)                1.43%(e)      1.39%     1.25%         1.29%(e)
Ratio of expenses to average net assets,          1.56%(e)      1.54%     1.32%         1.42%(e)
 excluding fee waivers, if any (d)(f)
Ratio of expenses to average net assets,
 net of fee waivers, if any (d)(f)                1.56%(e)      1.54%     1.32%         1.42%(e)
Ratio of net investment income to
 average net assets 2.49%(e)                      2.54%         1.48%     1.46%(e)
Portfolio turnover rate                          55.28%(b)    115.99%    20.19%         6.77%(b)

--------

   *    Commencement of operations.
   ^    Based on $15.00 per share public offering price less $0.04 per share of offering expenses related to the Fund's initial public offering.
   #    Based on average shares outstanding.
   +    Amount rounds to less than $0.01.
   (a)  Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the
        Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
   (b)  Not annualized.
   (c)  Expenses are net of fees paid indirectly.
   (d)  Expenses do not include expenses of investment companies in which the
        Fund invests.
   (e)  Annualized.
   (f)  Expenses exclude the reduction for fees paid indirectly.

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND NOTES TO

FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the "Fund") was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Manager" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

At June 30, 2010, the Fund held no securities valued in good faith by the Board of Trustees. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Amex LLC is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the six months ended June 30, 2010, the Fund did not engage in derivative instruments and other hedging activities.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone considers creditworthy. The seller under a repurchase

--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

RISKS ASSOCIATED WITH INVESTMENTS IN OTHER CLOSED-END FUNDS: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2010, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2007 through 2009 and for the period ended June 30, 2010.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund makes a level distribution to its shareholders each month pursuant to a managed distribution policy adopted by the Board of Trustees ("Managed Distribution Policy"). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's portfolio. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Managed Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund's shareholders each month. These distributions will not be

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

tied to the Fund's investment income and capital gains and will not represent yield or investment return on the Fund's portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 there-under require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the monthly distribution policy from time to time.

MANAGED DISTRIBUTION RISK: Under the managed distribution policy, the Fund makes monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains, ("Net Earnings"), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the "Excess"), the Excess would decrease the Fund's total assets and, as a result, would have the likely effect of increasing the Fund's expense ratio. There is a risk that the total Net Earnings from the Fund's portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund's assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund's investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

   o Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

   o Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few trans- actions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

   o Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

                                               INVESTMENTS IN    OTHER FINANCIAL
VALUATION INPUTS                                 SECURITIES        INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices
 Equity Investments                              $47,712,054              --
 Short-Term Investments                            1,242,075              --
Level 2 - Other Significant
 Observable Inputs                                      --                --
Level 3 - Significant
 Unobservable Inputs                                    --                --
                                                 -----------        ------------
Total                                            $48,954,129              --
                                                 ===========        ============

--------
   *  Other financial instruments include futures, forwards and swap contracts.

During the period ended June 30, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2010.

RECENT ACCOUNTING PRONOUNCEMENT: In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measure(not)ments. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact ASU No. 2010-06 and has determined that it is not expected to have a significant impact on its financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC ("Ultimus"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

INVESTMENT MANAGEMENT AGREEMENT

Cornerstone serves as the Fund's Investment Adviser with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the six months ended June, 2010, Cornerstone earned $272,671 for investment management services.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $35,548 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerage arrangements.

ADMINISTRATION AGREEMENT

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

FUND ACCOUNTING AGREEMENT

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million.

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the six months ended June 30, 2010 were as follows:

                                              ADAMS              PETROLEUM &
                                             EXPRESS              RESOURCES
                                             COMPANY             CORPORATION
                                           ----------            ------------
Market value at
 beginning of period                       $1,430,221              $ 94,960
                                           ==========            ==========
Shares at beginning
 of period                                    141,606                 4,000
Shares purchased
 during the period                               --                  17,000
Shares sold during
 the period                                      --                    --
                                           ----------            ----------
Shares at end of period                       141,606                21,000
                                           ==========            ==========
Dividend income earned
 during the period                         $    7,080              $  2,500
                                           ==========            ==========
Cost of purchases
 during the period                               --                $412,311
Proceeds from sales
 during the period                               --                    --
Net realized gain
 during the period                               --                    --
Market value at
 end of period                             $1,278,702              $419,370


NOTE F. INVESTMENT IN SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than short-term investments, were $29,724,171 and $37,818,692, respectively.

NOTE G. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has unlimited common shares of beneficial interest authorized and has 9,361,197 shares outstanding at June 30, 2010. As of that date, two individuals that control Cornerstone owned 8,745 shares related to the initial issuance of the seed capital shares of the Fund. Transactions in common shares for the six months ended June 30, 2010 were as follows:

Shares at beginning of period                       9,347,026
Shares newly issued in reinvestment
 of dividends and distributions                        14,153
                                                    ---------
Shares at end of period                             9,361,179
                                                    =========

NOTE H. SHARE REPURCHASE PROGRAM

Pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may purchase shares of its common shares of beneficial interest on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the six months ended June 30, 2010. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE I. SECURITIES LENDING

To generate additional income, the Fund may lend up to 331/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The Fund had no securities on loan to brokers at June 30, 2010. During the six months ended June 30, 2010, the Fund earned $323 in securities lending income which is included under the caption Securities lending in the Statement of Operations.

--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), (CONCLUDED)
--------------------------------------------------------------------------------

NOTE J. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the year ended December 31, 2009 for the Fund was ordinary income $1,477,832 and return-of-capital $21,498,436.

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses").

At December 31, 2009, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $39,795,069 of which $8,177,222 expires in 2016 and $31,617,847 expires in 2017.

At June 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $50,256,063, $1,817,699, $(3,119,633) and $(1,301,934), respectively.



--------------------------------------------------------------------------------
14

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

On August 2, 2010, the Annual Meeting of Shareholders of the Fund was reconvened and the following matters were voted upon based on 9,359,237 shares of common stock outstanding on June 1, 2010:

   (1) To approve the re-election of six trustees until the 2011 Annual Meeting.

           NAME OF DIRECTORS                      FOR               WITHHOLD
           -----------------                   ---------           ----------
           Ralph W. Bradshaw                   5,812,814            383,618
           Thomas H. Lenagh                    5,803,678            392,754
           Edwin Meese III                     5,789,213            407,219
           Scott B. Rogers                     5,819,875            376,557
           Andrew A. Strauss                   5,807,663            388,769
           Glenn W. Wilcox, Sr.                5,806,605            389,827

   (2) To approve the amendment of the Fund's fundamental investment objective to be a non-fundamental investment of providing total return.

                        FOR             AGAINST           ABSTAIN
                    ----------          -------           -------
                    4,165,597           368,825           92,224




--------------------------------------------------------------------------------
                                                                              15

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Trustees including, the Independent Directors, (the "Board") of Cornerstone Progressive Return Fund, Inc. (the "Fund") considers the approval of the continuation of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 12, 2010.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the materials and information and discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager's investment philosophy, management style and plan, including regarding the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the market's positive valuation of the Fund. The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The board was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement's continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager's relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund's peer group, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

--------------------------------------------------------------------------------
16

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Amex LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant. Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will

--------------------------------------------------------------------------------
                                                                              17

DESCRIPTION  OF DIVIDEND REINVESTMENT PLAN (UNAUDITED), (CONCLUDED)

include those share purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.




--------------------------------------------------------------------------------
18

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Progressive Return Fund (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE
FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

   2. Information about the Consumer's transactions with the Fund and its affiliates: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


--------------------------------------------------------------------------------
                                                                              19

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE Amex LLC. Its investment objective is to provide total return. The Fund is managed by

Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Amex LLC (symbol "CFP"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in The Wall Street Journal under the designation "CrnrstnPrgRtFd" and Barron's under the designation "CornerstoneProgreRet". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE PROGRESSIVE RETURN FUND MAY FROM TIME TO TIME PURCHASE ITS SHARES IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion there on. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
20

                      CORNERSTONE PROGRESSIVE RETURN FUND

ITEM 2.   CODE OF ETHICS.

Not required


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required


ITEM 6.  SCHEDULE OF INVESTMENTS.

(a)



CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DESCRIPTION                                                          NO. OF SHARES         VALUE
---------------------------------------------------------------------------------------------------

EQUITY SECURITIES - 97.64%
     CLOSED-END FUNDS - 90.11%
         CONVERTIBLE SECURITIES - 0.17%
             Advent Claymore Convertible Securities & Income Fund           5,200      $    81,900
                                                                                       -----------

         CORE - 19.80%
             Adams Express Company (The) (a)                              141,606        1,278,702
             Blue Chip Value Fund                                         151,350          429,834
             Gabelli Equity Trust, Inc.                                   318,000        1,427,820
             Royce Micro-Cap Trust, Inc.                                  146,356        1,074,253
             Royce Value Trust, Inc.                                      351,402        3,714,319
             Source Capital, Inc.                                           5,800          243,716
             Tri-Continental Corporation                                  138,534        1,505,864
                                                                                       -----------
                                                                                         9,674,508
                                                                                       -----------
         CORPORATE DEBT FUNDS BBB-RATED - 5.60%
             AllianceBernstein Income Fund                                275,300        2,240,942
             Blackrock Enhanced Government Fund, Inc.                      20,400          342,108
             Hartford Income Shares Fund, Inc.                              9,100           53,235
             Western Asset Inflation Management Fund, Inc.                  6,000           99,660
                                                                                       -----------
                                                                                         2,735,945
                                                                                       -----------
         DEVELOPED MARKET - 1.19%
             Ibero-America Fund, Inc.                                      21,000          108,780
             Morgan Stanley Asia Pacific Fund, Inc.                        16,584          225,211
             New Ireland Fund, Inc. (The)                                  23,300          137,470
             Singapore Fund, Inc. (The)                                     9,000          113,310
                                                                                       -----------
                                                                                           584,771
                                                                                       -----------
         EMERGING MARKETS - 8.23%
             Aberdeen Emerging Markets Telecommunications Fund, Inc.       13,400          211,720
             Morgan Stanley Eastern Europe Fund, Inc.                       9,000          126,270
             Morgan Stanley Emerging Markets Fund, Inc.                     3,605           46,180
             Morgan Stanley Frontier Emerging Markets Fund                  3,055           34,644
             Morgan Stanley India Investment Fund, Inc.                    65,400        1,449,264
             Templeton Dragon Fund, Inc.                                   64,000        1,574,400
             Templeton Emerging Markets Fund                                3,000           51,390
             Templeton Russia & East European Fund, Inc.                   31,800          527,244
                                                                                       -----------
                                                                                         4,021,112
                                                                                       -----------


CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED) (CONTINUED)

     CLOSED-END FUNDS (CONTINUED)
           GLOBAL INCOME - 0.65%
             Evergreen International Balanced Income Fund                  25,074      $   316,685
                                                                                       -----------

         HIGH CURRENT YIELD (LEVERAGED) - 1.73%
             BlackRock Debt Strategies Fund, Inc.                          18,000           68,220
             BlackRock High Income Shares                                  19,293           38,200
             BlackRock High Yield Trust                                    13,035           83,294
             First Trust Strategic High Income Fund                        71,216          218,633
             First Trust Strategic High Income Fund II                     51,700          226,446
             First Trust Strategic High Income Fund III                    48,500          187,695
             Helios Strategic Income Fund, Inc.                             4,700           24,816
                                                                                       -----------
                                                                                           847,304
                                                                                       -----------
         INCOME & PREFERRED STOCK - 9.46%
             BlackRock Preferred & Corporate Income Strategies Fund,
                 Inc.                                                      22,600          203,852
             BlackRock Preferred Opportunity Trust                         44,800          459,648
             Calamos Strategic Total Return Fund                          279,538        2,152,443
             John Hancock Preferred Income Fund                            30,100          521,934
             John Hancock Preferred Income Fund II                         13,079          227,444
             Macquarie/First Trust Global Infrastructure/Utilities
                 Dividend & Income Fund                                    15,863          168,624
             Preferred Income Strategies Fund                              89,831          883,039
                                                                                       -----------
                                                                                         4,616,984
                                                                                       -----------
         LOAN PARTICIPATION - 0.23%
             Invesco Van Kampen Dynamic Credit Opportunities Fund           9,900          112,959
                                                                                       -----------


         OPTION ARBITRAGE/OPTIONS STRATEGIES - 6.86%
             BlackRock International Growth & Income Trust                 36,100          316,958
             Dow 30 Enhanced Premium & Income Fund, Inc.                  164,900        1,604,477
             Dow 30 Premium & Dividend Income Fund, Inc.                   40,800          533,256
             ING International High Dividend Equity Income Fund             2,700           27,945
             Nasdaq Premium Income & Growth Fund, Inc.                     72,872          869,363
                                                                                       -----------
                                                                                         3,351,999
                                                                                       -----------
         PACIFIC EX JAPAN - 8.83%
             Asia Pacific Fund, Inc. (The)                                 18,100          166,158
             China Fund, Inc. (The)                                        41,900        1,095,685




CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED) (CONTINUED)

     CLOSED-END FUNDS (CONTINUED)
           PACIFIC EX JAPAN (CONTINUED)
             Greater China Fund, Inc. (The)                               116,947      $ 1,267,705
             JF China Region Fund, Inc.                                    12,300          147,477
             Korea Fund, Inc. (The)                                         3,000          104,250
             Malaysia Fund, Inc.                                           11,900          101,745
             Taiwan Fund, Inc.                                             59,700          785,055
             Thai Fund, Inc. (The)                                         69,120          651,110
                                                                                       -----------
                                                                                         4,319,185
                                                                                       -----------
         REAL ESTATE - 8.52%
             Alpine Global Premier Properties Fund                         56,200          302,918
             Cohen & Steers Quality Income Realty Fund, Inc.              346,100        2,190,813
             Cohen & Steers REIT & Preferred Income Fund, Inc.            128,271        1,354,542
             LMP Real Estate Income Fund, Inc.                             26,100          215,064
             RMR Asia Pacific Real Estate Fund                              6,901          102,479
                                                                                       -----------
                                                                                         4,165,816
                                                                                       -----------
         SECTOR EQUITY - 12.64%
             Cohen & Steers Infrastructure Fund, Inc.                     182,500        2,308,625
             Evergreen Utilities & High Income Fund                        53,900          558,404
             H&Q Healthcare Investors                                     140,489        1,536,950
             H&Q Life Sciences Investors                                   70,180          616,180
             Macquarie Global Infrastructure Total Return Fund, Inc.       55,934          735,532
             Petroleum & Resources Corporation (a)                         21,000          419,370
                                                                                       -----------
                                                                                         6,175,061
                                                                                       -----------
         U.S. MORTGAGE - 2.28%
             BlackRock Income Trust, Inc.                                 110,467          746,757
             First Trust/FIDAC Mortgage Income Fund                        20,031          366,968
                                                                                       -----------
                                                                                         1,113,725
                                                                                       -----------
         VALUE - 3.92%
             Claymore Dividend & Income Fund                               30,200          361,192
             Gabelli Dividend & Income Trust                              104,250        1,251,000
             Royce Focus Trust, Inc.                                       53,014          304,300
                                                                                       -----------
                                                                                         1,916,492
                                                                                       -----------

     TOTAL CLOSED-END FUNDS                                                             44,034,446
                                                                                       -----------
     CONSUMER DISCRETIONARY - 0.55%
         Comcast Corporation - Class A                                      3,358           58,328
         Home Depot, Inc. (The)                                             2,000           56,140
         Time Warner, Inc.                                                  2,000           57,820


CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED) (CONTINUED)

     CONSUMER DISCRETIONARY (CONTINUED)
         Walt Disney Company (The)                                          3,000      $    94,500
                                                                                       -----------
                                                                                           266,788
                                                                                       -----------
     CONSUMER STAPLES - 1.29%
         Coca-Cola Company (The)                                            3,000          150,360
         CVS Caremark Corporation                                           2,746           80,513
         H.J. Heinz Company                                                 2,000           86,440
         Procter & Gamble Company (The)                                     5,233          313,875
                                                                                       -----------
                                                                                           631,188
                                                                                       -----------
     ENERGY - 0.52%
         Exxon Mobil Corporation                                            4,475          255,388
                                                                                       -----------
     FINANCIALS - 0.76%
         American Express Company                                           3,252          129,104
         AON Corporation                                                    3,000          111,360
         Goldman Sachs Group, Inc. (The)                                    1,000          131,270
                                                                                           371,734
     HEALTH CARE - 1.12%
         Becton, Dickinson and Company                                      3,000          202,860
         Johnson & Johnson                                                  4,000          236,240
         Medtronic, Inc.                                                    3,000          108,810
                                                                                       -----------
                                                                                           547,910
                                                                                       -----------
     INDUSTRIALS - 1.18%
         3M Company                                                         1,567          123,778
         Danaher Corporation                                                4,000          148,480
         Emerson Electric Company                                           2,000           87,380
         United Technologies Corporation                                    2,108          136,830
         Waste Management, Inc.                                             2,500           78,225
                                                                                       -----------
                                                                                           574,693
                                                                                       -----------
     INFORMATION TECHNOLOGY - 1.97%
         AOL, Inc. *                                                          182            3,780
         Automatic Data Processing, Inc.                                    5,000          201,300
         Cisco Systems, Inc. *                                             18,470          393,596
         Google, Inc. - Class A *                                             532          236,713
         Intel Corporation                                                  6,599          128,351
                                                                                       -----------
                                                                                           963,740
                                                                                       -----------

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED) (CONTINUED)


     MATERIALS - 0.14%
         Freeport-McMoRan Copper & Gold, Inc.                               1,119           66,167
                                                                                       -----------

TOTAL EQUITY SECURITIES (cost - $49,013,988)                                            47,712,054
                                                                                       -----------
SHORT-TERM INVESTMENT - 2.54%
     MONEY MARKET FUND - 2.54%
         JPMorgan U.S. Government Money Market Fund
          (cost - $1,242,075)                                           1,242,075      $ 1,242,075
                                                                                       -----------

TOTAL INVESTMENTS - 100.18% (cost - $50,256,063)                                        48,954,129
                                                                                       -----------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18)%                                            (88,850)
                                                                                       -----------

NET ASSETS - 100.00%                                                                   $48,865,279
                                                                                       ===========

--------

(a) Affiliated investment. The Fund holds 2.62% and 0.86% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A trustee of the Fund also serves as a director to such companies. During the six months ended June 30, 2010 there were no purchases or sales of either of these securities other than the purchase of an additional 17,000 shares of Petroleum &
Resources Corporation with a cost of $412,311 .

* Non-income producing security.

(b)   Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)       Not required

(b) William A. Clark has resigned as a Portfolio Manager. As of the date of the filing of this Form N-CSR, Ralph W. Bradshaw is the sole Portfolio Manager of registrant.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


 (b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto



Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   CORNERSTONE PROGRESSIVE RETURN FUND
             --------------------------------------------


By (Signature and Title)*   /S/ RALPH W. BRADSHAW
                           ------------------------------
                           Ralph W. Bradshaw, Chairman and President
                           (Principal Executive Officer)

Date     SEPTEMBER 2, 2010
      --------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ RALPH W. BRADSHAW
                           ------------------------------
                           Ralph W. Bradshaw, Chairman and President
                           (Principal Executive Officer)


Date    SEPTEMBER 2, 2010
      --------------------------



By (Signature and Title)*  /S/ FRANK J. MARESCA
                           ------------------------------
                           Frank J. Maresca, Treasurer
                           (Principal Financial Officer)


Date    SEPTEMBER 2, 2010
      ---------------------------


* Print the name and title of each signing officer under his or her signature.